Related Party Transactions - Summary of Revenue from Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenue from related parties	$ 1,055	$ 1,479	$ 2,677	$ 2,457	$ 3,942	$ 1,283
Flying A
Related Party Transaction [Line Items]
Revenue from related parties	548	1,177	1,920	2,128	2,701	294
Carbo
Related Party Transaction [Line Items]
Revenue from related parties	504	159	753	179	1,025	193
Wilks Brothers
Related Party Transaction [Line Items]
Revenue from related parties	2	7	3	5	65	0
Interstate
Related Party Transaction [Line Items]
Revenue from related parties	0	111	0	111	116	11
Other
Related Party Transaction [Line Items]
Revenue from related parties	$ 1	$ 25	$ 1	$ 34	32	84
Automatize
Related Party Transaction [Line Items]
Revenue from related parties					$ 3	$ 701